Property, Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment
The movement of property, furniture and equipment and the respective accumulated depreciation for the years ended December 31, 2024, 2023 and 2022 is as follows:

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Cost
Balances as of January 1, 2022		232,770	766,082	319,094	1,364	19,575	158,294	1,497,179
Additions		522	27,993	25,765	4	4,581	27,676	86,541
Business combination balances	1.C.iii & iv	150,085	958,868	133,817	455	4,421	4,749	1,252,395
Reclassifications to intangible assets		—	—	—	—	—	(306)	(306)
Reclassifications from right-of-use asset (c)		—	—	5,143	—	—	—	5,143
Transfers		—	151,521	2,998	—	2,069	(156,588)	—
Write-off (e)		—	(715)	(3,343)	—	(177)	—	(4,235)
Disposals		—	—	(628)	(608)	(115)	—	(1,351)
Exchange difference		(24,242)	(111,812)	(35,180)	(35)	(2,263)	(9,625)	(183,157)

Balances as of December 31, 2022		359,135	1,791,937	447,666	1,180	28,091	24,200	2,652,209

Balances as of January 1, 2023		359,135	1,791,937	447,666	1,180	28,091	24,200	2,652,209
Additions (a)		—	24,634	46,207	819	6,240	45,111	123,011
Business combination balances	1.C.i & ii	—	—	185	104	69	—	358
Reclassifications to intangible assets		—	—	11	—	—	(1,344)	(1,333)
Reclassifications from right-of-use asset (c)		—	—	8,169	126	—	—	8,295
Transfers		—	15,708	(80)	(4)	59	(15,683)	—
Write-off (e)		—	(118)	(7,480)	(111)	(198)	—	(7,907)
Disposals		(1,127)	(75)	(127)	(342)	(353)	—	(2,024)
Exchange difference		36,637	199,388	45,777	2	3,236	2,567	287,607

Balances as of December 31, 2023		394,645	2,031,474	540,328	1,774	37,144	54,851	3,060,216

Balances as of January 1, 2024		394,645	2,031,474	540,329	1,774	37,144	54,850	3,060,216
Additions (a)		—	21,705	51,124	153	2,588	23,839	99,409
Reclassifications from intangible assets		—	—	63	—	—	—	63
Reclassifications from right-of-use asset (c)		—	—	6,515	—	—	—	6,515
Transfers		—	7,208	18,292	—	2,785	(28,285)	—
Write-off (e)		—	(262)	(8,913)	—	(493)	(17)	(9,685)
Disposals		—	—	(1)	(195)	(18)	—	(214)
Exchange difference		(38,121)	(219,597)	(44,603)	(72)	(3,522)	(3,892)	(309,807)

Balances as of December 31, 2024		356,524	1,840,528	562,806	1,660	38,484	46,495	2,846,497

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Accumulated depreciation
Balances as of January 1, 2022		—	(111,547)	(144,659)	(864)	(7,891)	—	(264,961)
Additions (d)		—	(29,464)	(53,377)	(119)	(2,350)	—	(85,310)
Reclassifications from right-of-use asset (c)		—	—	(2,568)	—	—	—	(2,568)
Write-off (e)		—	576	2,441	—	75	—	3,092
Disposals		—	—	588	475	115	—	1,178
Exchange difference		—	3,626	12,446	(22)	454	—	16,504

Balances as of December 31, 2022		—	(136,809)	(185,129)	(530)	(9,597)	—	(332,065)

Balances as of January 1, 2023		—	(136,809)	(185,129)	(530)	(9,597)	—	(332,065)
Additions (d)		—	(52,062)	(76,236)	(259)	(3,885)	—	(132,442)
Reclassifications from right-of-use asset (c)		—	—	(5,239)	(100)	—	—	(5,339)
Write-off (e)		—	23	5,628	111	79	—	5,841
Disposals		—	56	111	312	—	—	479
Exchange difference		—	(5,620)	(17,342)	75	(663)	—	(23,550)

Balances as of December 31, 2023		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)

Balances as of January 1, 2024		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)
Additions (d)		—	(51,953)	(58,778)	(359)	(4,147)	—	(115,237)
Reclassifications from right-of-use asset (c)		—	—	(3,944)	—	—	—	(3,944)
Write-off (e)		—	203	4,595	—	347	—	5,145
Disposals		—	—	1	143	—	—	144
Exchange difference		—	11,176	22,605	(69)	882	—	34,594

Balances as of December 31, 2024		—	(234,986)	(313,728)	(676)	(16,984)	—	(566,374)

Net carrying amount
Balances as of December 31, 2022		359,135	1,655,128	262,537	650	18,494	24,200	2,320,144

Balances as of December 31, 2023		394,645	1,837,062	262,121	1,383	23,078	54,851	2,573,140

Balances as of December 31, 2024		356,524	1,605,542	249,078	984	21,500	46,495	2,280,123

Summary of the consolidated statement of profit or loss and other comprehensive income
(d)	The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2024	2023	2022
Cost of sales and services	21	95,193	113,360	73,583
Administrative expenses	21	20,044	19,082	11,727

		115,237	132,442	85,310